Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 123,398	$ 101,149
Interest bearing deposits, including designated deposits	10,000
Trade accounts receivable	79,354	75,350
Other receivables	5,379	5,000
Inventories	65,570	69,024
Other current assets	14,804	15,567
Total current assets	298,505	266,090
LONG-TERM INVESTMENTS	12,963	12,644
PROPERTY AND EQUIPMENT, NET	434,468	498,683
INTANGIBLE ASSETS, NET	47,936	58,737
GOODWILL	7,000	7,000
OTHER ASSETS, NET	13,768	14,067
TOTAL ASSETS	814,640	857,221
CURRENT LIABILITIES
Short-term bank debt and current maturities of debentures	49,923	48,255
Trade accounts payable	81,372	111,620
Deferred revenue and short-term customers' advances	1,784	5,731
Other current liabilities	36,240	64,654
Total current liabilities	169,319	230,260
LONG-TERM LOANS FROM BANKS	94,992	103,845
DEBENTURES	193,962	197,765
LONG-TERM CUSTOMERS' ADVANCES	7,407	7,941
EMPLOYEE RELATED LIABILITIES	77,963	97,927
DEFERRED TAX LIABILITY	26,804	20,428
OTHER LONG-TERM LIABILITIES	24,168	24,352
Total liabilities	594,615	682,518
SHAREHOLDERS' EQUITY	220,025	174,703
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 814,640	$ 857,221